Share-based compensation plans and shares held in trust - Schedule of Share Awards Under the PSP and LTIP (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted Average remaining contractual life (years)	10 months 24 days	1 year 1 month 6 days	1 year 2 months 12 days
A class shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	0	38
Assimilation of ordinary A and B shares into ordinary shares (in shares)		(38)
Granted (in shares)		0
Forfeited (in shares)		0
Ending balance (in shares)		0	38
B class shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	0	12
Assimilation of ordinary A and B shares into ordinary shares (in shares)		(12)
Granted (in shares)		0
Forfeited (in shares)		0
Ending balance (in shares)		0	12
Ordinary shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	58
Assimilation of ordinary A and B shares into ordinary shares (in shares)		50
Granted (in shares)	19	28
Vested (in shares)	(17)	(13)
Forfeited (in shares)	(2)	(7)
Ending balance (in shares)	58	58
A class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	10	9
Granted (in shares)	3	4
Vested (in shares)	(3)	(2)
Forfeited (in shares)	0	(1)
Ending balance (in shares)	10	10	9